Recognized Non-Recurring Charges, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,800	$ 5,002